Guarantor Condensed Consolidating Financial Statements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Guarantor Condensed Consolidating Financial Statements [Abstract]
Guarantor Condensed Consolidating Financial Statements
Guarantor Condensed Consolidating Financial Statements

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Balance Sheet
June 30, 2012
(in thousands)
(unaudited)

	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$411	$181,536	$—	$53,801	$—	$235,748
Accounts receivable, net	—	198,993	53,984	123,998	—	376,975
Inventories, net	—	105,370	72,361	70,937	(93,676)	154,992
Deferred income taxes	—	77,457	—	2,853	(61,604)	18,706
Prepaid expenses and other	—	13,467	6,427	360,435	(332,977)	47,352
Intercompany receivables	167	1,207,980	1,959,983	46,343	(3,214,473)	—
Total current assets	578	1,784,803	2,092,755	658,367	(3,702,730)	833,773

Net property, plant and equipment	—	301,728	75,098	273,271	(151,450)	498,647
Debt issuance costs, net	—	102,373	—	—	—	102,373
Deferred income taxes	—	—	—	20,231	—	20,231
Goodwill	—	2,475,372	996,535	—	—	3,471,907
Identifiable intangible assets, net	—	469,304	2,086,723	200,302	—	2,756,329
Other non-current assets	—	650	149	96,591	(90,900)	6,490
Intercompany loan receivables	—	884,902	330,009	—	(1,214,911)	—
Intercompany investments	1,445,764	230,490	530,744	—	(2,206,998)	—
	$1,446,342	$6,249,622	$6,112,013	$1,248,762	$(7,366,989)	$7,689,750

Liabilities and Equity:
Current liabilities:
Accounts payable	$—	$22,203	$10,101	$10,662	$—	$42,966
Accrued expenses and other	—	209,398	229,363	63,538	(188,235)	314,064
Intercompany payables	162	429,545	2,337,168	1,190,949	(3,957,824)	—
Current installments of long-term debt	—	23,399	—	—	—	23,399
Deferred income taxes	—	—	61,604	—	(61,604)	—
Total current liabilities	162	684,545	2,638,236	1,265,149	(4,207,663)	380,429

Long-term debt, net of current installments and discount	—	4,626,385	—	—	—	4,626,385
Non-current tax liabilities	—	31,988	—	7,159	—	39,147
Deferred income taxes	—	186,469	893,605	86,046	—	1,166,120
Other non-current liabilities	38	29,516	458	1,515	—	31,527
Intercompany loan payables	—	330,009	884,902	—	(1,214,911)	—
Total liabilities	200	5,888,912	4,417,201	1,359,869	(5,422,574)	6,243,608

Shareholders' equity	1,446,142	360,710	1,694,812	(111,107)	(1,944,415)	1,446,142

	$1,446,342	$6,249,622	$6,112,013	$1,248,762	$(7,366,989)	$7,689,750

See accompanying notes to condensed consolidated financial statements.
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Balance Sheet
December 31, 2011
(in thousands)
(unaudited)

	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$411	$142,652	$—	$72,363	$—	$215,426
Accounts receivable, net	—	211,187	53,097	137,674	—	401,958
Inventories, net	—	79,302	87,171	81,797	(70,027)	178,243
Deferred income taxes	—	98,062	—	2,853	(77,645)	23,270
Prepaid expenses and other	—	30,663	7,257	354,633	(346,531)	46,022
Intercompany receivables	—	998,244	1,891,483	50,787	(2,940,514)	—
Total current assets	411	1,560,110	2,039,008	700,107	(3,434,717)	864,919
Net property, plant and equipment	—	341,646	69,452	311,063	(176,814)	545,347
Debt issuance costs, net	—	111,397	—	—	—	111,397
Deferred income taxes	—	—	—	18,322	—	18,322
Goodwill	—	2,499,690	997,842	—	—	3,497,532
Identifiable intangible assets, net	—	528,524	2,124,821	222,391	—	2,875,736
Other non-current assets	—	2,149	149	96,728	(90,900)	8,126
Intercompany loan receivables	—	848,552	323,884	75,020	(1,247,456)	—
Intercompany investments	1,593,033	332,987	775,147	—	(2,701,167)	—
	$1,593,444	$6,225,055	$6,330,303	$1,423,631	$(7,651,054)	$7,921,379

Liabilities and Equity:
Current liabilities:
Accounts payable	$—	$23,233	$14,884	$11,781	$—	$49,898
Accrued expenses and other	—	194,940	235,137	70,497	(188,957)	311,617
Intercompany payables	—	163,543	2,314,174	462,799	(2,940,516)	—
Current installments of long-term debt	—	23,491	—	—	—	23,491
Income taxes payable	—	—	662	14,050	(14,712)	—
Deferred income taxes	—	—	77,645	—	(77,645)	—
Total current liabilities	—	405,207	2,642,502	559,127	(3,221,830)	385,006
Long-term debt, net of current installments and discount	—	4,639,728	—	—	—	4,639,728
Non-current tax liabilities	—	31,114	—	7,181	—	38,295
Deferred income taxes	—	244,517	911,417	97,410	—	1,253,344
Other non-current liabilities	—	9,837	802	923	—	11,562
Intercompany loan payables	—	398,904	848,552	—	(1,247,456)	—
Total liabilities	—	5,729,307	4,403,273	664,641	(4,469,286)	6,327,935

Shareholders' equity	1,593,444	495,748	1,927,030	758,990	(3,181,768)	1,593,444

	$1,593,444	$6,225,055	$6,330,303	$1,423,631	$(7,651,054)	$7,921,379

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)
(unaudited)

	For the three months ended June 30, 2012
	Successor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$190,152	$1,504	$61,142	$—	$252,798
Sales	—	81,563	107,645	138,251	(85,198)	242,261
Total revenue	—	271,715	109,149	199,393	(85,198)	495,059

Rental expenses	1	102,665	1,425	87,151	(28,812)	162,430
Cost of sales	17	42,728	38,779	61,969	(73,810)	69,683
Gross profit	(18)	126,322	68,945	50,273	17,424	262,946

Selling, general and administrative expenses	474	97,724	32,265	31,650	(720)	161,393
Research and development expenses	—	9,250	8,930	2,303	—	20,483
Acquired intangible asset amortization	—	25,233	18,851	10,241	—	54,325
Operating earnings	(492)	(5,885)	8,899	6,079	18,144	26,745

Non-operating intercompany transactions	—	5,641	2,161	(12,210)	4,408	—
Interest income and other	—	18,158	3,062	43	(21,237)	26
Interest expense	—	(137,375)	(18,175)	(32)	21,237	(134,345)
Foreign currency gain (loss)	—	22,340	(51)	(1,868)	—	20,421
Earnings (loss) before income taxes (benefit) and equity in earnings (loss) of subsidiaries	(492)	(97,121)	(4,104)	(7,988)	22,552	(87,153)
Income tax expense (benefit)	—	(23,909)	(4,126)	(4,484)	—	(32,519)
Earnings (loss) before equity in earnings (loss) of subsidiaries	(492)	(73,212)	22	(3,504)	22,552	(54,634)
Equity in earnings (loss) of subsidiaries	(54,142)	(1,497)	(3,504)	—	59,143	—
Net earnings (loss)	$(54,634)	$(74,709)	$(3,482)	$(3,504)	$81,695	$(54,634)
Total comprehensive income (loss)	$(54,634)	$(74,709)	$(3,482)	$(13,444)	$81,695	$(64,574)

See accompanying notes to condensed consolidated financial statements.
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)
(unaudited)

	For the three months ended June 30, 2011
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$205,677	$347	$72,439	$—	$278,463
Sales	—	84,653	96,501	135,490	(76,314)	240,330
Total revenue	—	290,330	96,848	207,929	(76,314)	518,793

Rental expenses	—	115,807	417	83,469	(53,340)	146,353
Cost of sales	—	63,790	29,051	68,339	(100,762)	60,418
Gross profit	—	110,733	67,380	56,121	77,788	312,022

Selling, general and administrative expenses	—	86,031	28,097	36,990	—	151,118
Research and development expenses	—	13,639	6,884	2,949	(61)	23,411
Acquired intangible asset amortization	—	—	8,856	—	—	8,856
Operating earnings	—	11,063	23,543	16,182	77,849	128,637

Non-operating intercompany transactions	—	26,423	26,942	(74,057)	20,692	—
Interest income and other	—	203	3,063	64	(3,063)	267
Interest expense	—	(20,210)	—	(10)	3,063	(17,157)
Foreign currency gain (loss)	—	(1,758)	74	1,478	—	(206)
Earnings (loss) before income taxes (benefit) and equity in earnings (loss) of subsidiaries	—	15,721	53,622	(56,343)	98,541	111,541
Income tax expense (benefit)	—	4,742	22,353	3,021	—	30,116
Earnings (loss) before equity in earnings (loss) of subsidiaries	—	10,979	31,269	(59,364)	98,541	81,425
Equity in earnings (loss) of subsidiaries		(28,095)	(59,364)	—	87,459	—
Net earnings (loss)	$—	$(17,116)	$(28,095)	$(59,364)	$186,000	$81,425
Total comprehensive income (loss)	$—	$(17,765)	$(28,095)	$(57,450)	$186,000	$82,690

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)
(unaudited)

	For the six months ended June 30, 2012
	Successor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$382,510	$2,766	$124,153	$—	$509,429
Sales	—	162,164	214,624	249,587	(149,722)	476,653
Total revenue	—	544,674	217,390	373,740	(149,722)	986,082

Rental expenses	2	217,533	2,638	184,470	(62,636)	342,007
Cost of sales	36	120,001	77,224	123,216	(180,729)	139,748
Gross profit	(38)	207,140	137,528	66,054	93,643	504,327

Selling, general and administrative expenses	951	178,959	63,993	75,389	(686)	318,606
Research and development expenses	—	19,513	17,699	4,658	—	41,870
Acquired intangible asset amortization	—	59,220	40,951	23,579	—	123,750
Operating earnings	(989)	(50,552)	14,885	(37,572)	94,329	20,101

Non-operating intercompany transactions	—	66,375	128,312	(221,571)	26,884	—
Interest income and other	—	36,727	6,125	82	(42,478)	456
Interest expense	—	(260,993)	(36,350)	(64)	42,478	(254,929)
Foreign currency gain (loss)	—	8,969	147	(3,582)	—	5,534
Earnings (loss) before income taxes (benefit) and equity in earnings (loss) of subsidiaries	(989)	(199,474)	113,119	(262,707)	121,213	(228,838)
Income tax expense (benefit)	—	(44,208)	(31,122)	(8,196)	—	(83,526)
Earnings (loss) before equity in earnings (loss) of subsidiaries	(989)	(155,266)	144,241	(254,511)	121,213	(145,312)
Equity in earnings (loss) of subsidiaries	(144,323)	(102,497)	(254,511)	—	501,331	—
Net earnings (loss)	$(145,312)	$(257,763)	$(110,270)	$(254,511)	$622,544	$(145,312)
Total comprehensive income (loss)	$(145,312)	$(257,763)	$(110,270)	$(257,695)	$622,544	$(148,496)

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)
(unaudited)

	For the six months ended June 30, 2011
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$413,333	$693	$142,329	$—	$556,355
Sales	—	164,210	190,478	250,120	(142,165)	462,643
Total revenue	—	577,543	191,171	392,449	(142,165)	1,018,998

Rental expenses	—	240,884	769	162,467	(107,275)	296,845
Cost of sales	—	129,721	57,536	126,588	(191,708)	122,137
Gross profit	—	206,938	132,866	103,394	156,818	600,016

Selling, general and administrative expenses	—	172,410	54,013	68,083	—	294,506
Research and development expenses	—	26,433	13,244	4,935	(18)	44,594
Acquired intangible asset amortization	—	—	17,712	—	—	17,712
Operating earnings	—	8,095	47,897	30,376	156,836	243,204

Non-operating intercompany transactions	—	76,541	100,098	(207,830)	31,191	—
Interest income and other	—	333	6,126	142	(6,132)	469
Interest expense	—	(44,106)	—	(23)	6,132	(37,997)
Foreign currency gain (loss)	—	(3,091)	189	2,877	—	(25)
Earnings (loss) before income taxes (benefit) and equity in earnings (loss) of subsidiaries	—	37,772	154,310	(174,458)	188,027	205,651
Income tax expense (benefit)	—	(13,447)	65,391	3,864	—	55,808
Earnings (loss) before equity in earnings (loss) of subsidiaries	—	51,219	88,919	(178,322)	188,027	149,843
Equity in earnings (loss) of subsidiaries		(89,403)	(178,322)	—	267,725	—
Net earnings (loss)	$—	$(38,184)	$(89,403)	$(178,322)	$455,752	$149,843
Total comprehensive income (loss)	$—	$(38,531)	$(89,403)	$(168,544)	$455,752	$159,274

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Cash Flows
(in thousands)
(unaudited)

	For the six months ended June 30, 2012
	Successor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net earnings (loss)	$(145,312)	$(257,763)	$(110,270)	$(254,511)	$622,544	$(145,312)
Adjustments to reconcile net earnings (loss) to net cash provided	989	202,308	(26,652)	824,642	(774,043)	227,244
Net cash provided by operating activities	(144,323)	(55,455)	(136,922)	570,131	(151,499)	81,932
Cash flows from investing activities:
Net additions to property, plant and equipment	—	(17,254)	(12,796)	(50,696)	34,211	(46,535)
Increase in identifiable intangible assets and other non-current assets	—	26	(2,962)	110	1	(2,825)
Net cash used by investing activities	—	(17,228)	(15,758)	(50,586)	34,212	(49,360)
Cash flows from financing activities:
Capital contributions from limited partners	239	—	—	—	—	239
Repayments of long-term debt and capital lease obligations	—	(8,300)	—	(3)	(3,355)	(11,658)
Debt issuance costs	—	(111)	—	—	—	(111)
Proceeds (payments) on intercompany loans	—	(105,245)	30,225	75,020	—	—
Proceeds (payments) on intercompany investments	144,084	225,223	122,455	(612,404)	120,642	—
Net cash provided (used) by financing activities	144,323	111,567	152,680	(537,387)	117,287	(11,530)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(720)	—	(720)
Net increase in cash and cash equivalents	—	38,884	—	(18,562)	—	20,322
Cash and cash equivalents, beginning of period	411	142,652	—	72,363	—	215,426

Cash and cash equivalents, end of period	$411	$181,536	$—	$53,801	$—	$235,748

See accompanying notes to condensed consolidated financial statements.
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Cash Flows
(in thousands)
(unaudited)

	For the six months ended June 30, 2011
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net earnings (loss)	$—	$(38,184)	$(89,403)	$(178,322)	$455,752	$149,843
Adjustments to reconcile net earnings (loss) to net cash provided	—	182,227	(76,188)	22,538	(41,959)	86,618
Net cash provided by operating activities	—	144,043	(165,591)	(155,784)	413,793	236,461
Cash flows from investing activities:
Net additions to property, plant and equipment	—	(46,576)	(2,827)	(63,070)	39,397	(73,076)
Increase in identifiable intangible assets and other non-current assets	—	24	(7,084)	(10,304)	—	(17,364)
Net cash used by investing activities	—	(46,552)	(9,911)	(73,374)	39,397	(90,440)
Cash flows from financing activities:
Repayments of long-term debt and capital lease obligations	—	(13,750)	—	(80)	—	(13,830)
Proceeds (payments) on intercompany loans	—	(25,000)	(24)	25,024	—	—
Proceeds from exercise of stock options and employee stock purchases	—	40,111	—	—	—	40,111
Excess tax benefit from equity-based payment arrangements	—	2,082	—	—	—	2,082
Purchase of immature shares for minimum tax withholdings	—	(3,681)	—	—	—	(3,681)
Refinancing of senior credit facility:
Proceeds from senior credit facility – due 2016	—	146,012	—	—	—	146,012
Repayments on senior credit facility – due 2013	—	(123,346)	—	—	—	(123,346)
Payment of debt issuance costs	—	(14,676)	—	—	—	(14,676)
Proceeds (payments) on intercompany investments	—	89,404	180,599	183,187	(453,190)	—
Net cash provided (used) by financing activities	—	97,156	180,575	208,131	(453,190)	32,672
Effect of exchange rate changes on cash and cash equivalents	—	—	—	3,128	—	3,128
Net increase in cash and cash equivalents	—	194,647	5,073	(17,899)	—	181,821
Cash and cash equivalents, beginning of period	—	228,763	4,252	83,588	—	316,603

Cash and cash equivalents, end of period	$—	$423,410	$9,325	$65,689	$—	$498,424

See accompanying notes to condensed consolidated financial statements.

Guarantor Condensed Consolidating Financial Statements
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Balance Sheet
December 31, 2011
(in thousands)

	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$411	$142,652	$—	$72,363	$—	$215,426
Accounts receivable, net	—	211,187	53,097	137,674	—	401,958
Inventories, net	—	79,302	87,171	81,797	(70,027)	178,243
Deferred income taxes	—	98,062	—	2,853	(77,645)	23,270
Prepaid expenses and other	—	30,663	7,257	354,633	(346,531)	46,022
Intercompany receivables	—	998,244	1,891,483	50,787	(2,940,514)	—
Total current assets	411	1,560,110	2,039,008	700,107	(3,434,717)	864,919
Net property, plant and equipment	—	341,646	69,452	311,063	(176,814)	545,347
Debt issuance costs, net	—	111,397	—	—	—	111,397
Deferred income taxes	—	—	—	18,322	—	18,322
Goodwill	—	2,499,690	997,842	—	—	3,497,532
Identifiable intangible assets, net	—	528,524	2,124,821	222,391	—	2,875,736
Other non-current assets	—	2,149	149	96,728	(90,900)	8,126
Intercompany loan receivables	—	848,552	323,884	75,020	(1,247,456)	—
Intercompany investments	1,593,033	332,987	775,147	—	(2,701,167)	—
	$1,593,444	$6,225,055	$6,330,303	$1,423,631	$(7,651,054)	$7,921,379

Liabilities and Equity:
Current liabilities:
Accounts payable	$—	$23,233	$14,884	$11,781	$—	$49,898
Accrued expenses and other	—	194,940	235,137	70,497	(188,957)	311,617
Intercompany payables	—	163,543	2,314,174	462,799	(2,940,516)	—
Current installments of long-term debt	—	23,491	—	—	—	23,491
Income taxes payable	—	—	662	14,050	(14,712)	—
Deferred income taxes	—	—	77,645	—	(77,645)	—
Total current liabilities	—	405,207	2,642,502	559,127	(3,221,830)	385,006
Long-term debt, net of current installments and discount	—	4,639,728	—	—	—	4,639,728
Non-current tax liabilities	—	31,114	—	7,181	—	38,295
Deferred income taxes	—	244,517	911,417	97,410	—	1,253,344
Other non-current liabilities	—	9,837	802	923	—	11,562
Intercompany loan payables	—	398,904	848,552	—	(1,247,456)	—
Total liabilities	—	5,729,307	4,403,273	664,641	(4,469,286)	6,327,935

Shareholders' equity	1,593,444	495,748	1,927,030	758,990	(3,181,768)	1,593,444
	$1,593,444	$6,225,055	$6,330,303	$1,423,631	$(7,651,054)	$7,921,379

See accompanying notes to condensed consolidated financial statements.
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Balance Sheet
December 31, 2010
(in thousands)

	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets:
Current assets:
Cash and cash equivalents	$—	$228,763	$4,252	$83,588	$—	$316,603
Accounts receivable, net	—	235,004	43,773	135,306	—	414,083
Inventories, net	—	74,623	86,422	91,488	(79,981)	172,552
Deferred income taxes	—	23,224	4,364	2,524	—	30,112
Prepaid expenses and other	—	15,372	9,913	315,130	(306,216)	34,199
Intercompany receivables	—	—	771,162	100,994	(872,156)	—
Total current assets	—	576,986	919,886	729,030	(1,258,353)	967,549
Net property, plant and equipment	—	234,354	54,199	222,742	(240,232)	271,063
Debt issuance costs, net	—	22,622	—	—	—	22,622
Deferred income taxes	—	—	—	17,151	—	17,151
Goodwill	—	198,244	1,121,519	9,118	—	1,328,881
Identifiable intangible assets, net	—	5,402	437,075	11,325	—	453,802
Other non-current assets	—	8,962	1,779	5,820	(1,630)	14,931
Intercompany loan receivables	—	—	142,960	—	(142,960)	—
Intercompany investments	—	2,254,058	261,993	29,609	(2,545,660)	—
	$—	$3,300,628	$2,939,411	$1,024,795	$(4,188,835)	$3,075,999

Liabilities and Equity:
Current liabilities:
Accounts payable	$—	$29,351	$17,936	$12,850	$—	$60,137
Accrued expenses and other	—	132,121	230,188	57,103	(193,888)	225,524
Intercompany payables	—	292,018	431,851	123,287	(847,156)	—
Current installments of long-term debt	—	169,500	—	—	—	169,500
Current installments of intercompany debt	—	25,000	—	—	(25,000)	—
Income taxes payable	—	—	662	31	(693)	—
Total current liabilities	—	647,990	680,637	193,271	(1,066,737)	455,161
Long-term debt, net of current installments and discount	—	935,290	—	—	—	935,290
Non-current tax liabilities	—	28,258	—	7,330	—	35,588
Deferred income taxes	—	5,082	158,304	—	—	163,386
Other non-current liabilities	—	908	1,917	670	—	3,495
Intercompany loan payables	—	140,000	—	2,960	(142,960)	—
Total liabilities	—	1,757,528	840,858	204,231	(1,209,697)	1,592,920

Shareholders' equity	—	1,543,100	2,098,553	820,564	(2,979,138)	1,483,079
	—	3,300,628	2,939,411	1,024,795	(4,188,835)	3,075,999

See accompanying notes to condensed consolidated financial statements.
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)

	For the period from November 4 through December 31, 2011
	Successor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$131,595	$410	$43,561	$—	$175,566
Sales	—	59,172	75,570	111,931	(74,983)	171,690
Total revenue	—	190,767	75,980	155,492	(74,983)	347,256
Rental expenses	—	73,240	647	60,137	(24,564)	109,460
Cost of sales	11	76,396	25,674	44,650	(98,211)	48,520
Gross profit	(11)	41,131	49,659	50,705	47,792	189,276
Selling, general and administrative expenses	288	173,520	13,100	36,904	(1,119)	222,693
Research and development expenses	—	9,063	5,631	1,420	—	16,114
Acquired intangible asset amortization	—	4,444	10,468	1,766	—	16,678
Operating earnings	(299)	(145,896)	20,460	10,615	48,911	(66,209)
Non-operating intercompany transactions	—	49,423	10,426	(60,043)	194	—
Interest income and other	—	11,453	2,042	100	(13,447)	148
Interest expense	—	(117,028)	(11,389)	(22)	13,447	(114,992)
Foreign currency gain (loss)	—	25,873	(94)	(3,529)	—	22,250
Earnings (loss) before income taxes (benefit) and equity in earnings (loss) of subsidiaries	(299)	(176,175)	21,445	(52,879)	49,105	(158,803)
Income tax expense (benefit)	—	(41,505)	(325)	(2,104)	—	(43,934)
Earnings (loss) before equity in earnings (loss) of subsidiaries	(299)	(134,670)	21,770	(50,775)	49,105	(114,869)
Equity in earnings (loss) of subsidiaries	(114,570)	397	(50,775)	—	164,948	—
Net earnings (loss)	$(114,869)	$(134,273)	$(29,005)	$(50,775)	$214,053	$(114,869)
Total comprehensive income (loss)	$(114,869)	$(134,273)	$(29,005)	$(56,616)	$214,053	$(120,710)

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)

(in thousands)

	For the period from January 1 through November 3, 2011
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$690,994	$1,455	$233,443	$—	$925,892
Sales	—	284,442	323,349	450,380	(265,941)	792,230
Total revenue	—	975,436	324,804	683,823	(265,941)	1,718,122
Rental expenses	—	372,269	1,519	264,612	(159,279)	479,121
Cost of sales	—	214,489	95,803	221,410	(326,325)	205,377
Gross profit	—	388,678	227,482	197,801	219,663	1,033,624
Selling, general and administrative expenses	—	388,969	93,411	111,777		594,157
Research and development expenses	—	43,107	24,343	8,537	(34)	75,953
Acquired intangible asset amortization	—	—	29,518	—	—	29,518
Operating earnings	—	(43,398)	80,210	77,487	219,697	333,996
Non-operating intercompany transactions	—	85,085	113,318	(210,403)	12,000	—
Interest income and other	—	747	26,920	231	(26,926)	972
Interest expense	—	(88,697)	9	(169)	26,926	(61,931)
Foreign currency gain (loss)	—	(3,193)	409	6	—	(2,778)
Earnings (loss) before income taxes (benefit) and equity in earnings (loss) of subsidiaries	—	(49,456)	220,866	(132,848)	231,697	270,259
Income tax expense (benefit)	—	(6,010)	78,442	6,889	—	79,321
Earnings (loss) before equity in earnings (loss) of subsidiaries	—	(43,446)	142,424	(139,737)	231,697	190,938
Equity in earnings (loss) of subsidiaries		2,687	(139,737)	—	137,050	—
Net earnings (loss)	$—	$(40,759)	$2,687	$(139,737)	$368,747	$190,938
Total comprehensive income (loss)	$—	$(39,669)	$2,687	$(137,901)	$368,747	$193,864

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)

	For the year ended December 31, 2010
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$860,389	$907	$275,936	$—	$1,137,232
Sales	—	324,322	346,085	458,172	(252,217)	876,362
Total revenue	—	1,184,711	346,992	734,108	(252,217)	2,013,594
Rental expenses	—	530,192	991	303,167	(209,073)	625,277
Cost of sales	—	227,565	109,621	224,028	(310,961)	250,253
Gross profit	—	426,954	236,380	206,913	267,817	1,138,064
Selling, general and administrative expenses	—	351,313	92,943	122,110	(2,358)	564,008
Research and development expenses	—	44,949	26,874	18,588	(156)	90,255
Acquired intangible asset amortization	—	—	37,426	—	—	37,426
Operating earnings	—	30,692	79,137	66,215	270,331	446,375
Non-operating intercompany transactions	—	143,843	74,147	(273,890)	55,900	—
Interest income and other	—	422	12,251	688	(12,510)	851
Interest expense	—	(99,438)	—	(125)	12,510	(87,053)
Foreign currency gain (loss)	—	442	177	(5,119)	—	(4,500)
Earnings (loss) before income taxes (benefit) and equity in earnings (loss) of subsidiaries	—	75,961	165,712	(212,231)	326,231	355,673
Income tax expense (benefit)	—	28,913	64,003	6,673	—	99,589
Earnings (loss) before equity in earnings (loss) of subsidiaries	—	47,048	101,709	(218,904)	326,231	256,084
Equity in earnings (loss) of subsidiaries	—	(117,195)	(218,904)	—	336,099	—
Net earnings (loss)	$—	$(70,147)	$(117,195)	$(218,904)	$662,330	$256,084
Total comprehensive income (loss)	$—	$(65,742)	$(117,195)	$(221,827)	$662,330	$257,566

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Operations and Comprehensive Income (Loss)
(in thousands)

	For the year ended December 31, 2009
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue:
Rental	$—	$882,153	$616	$292,033	$—	$1,174,802
Sales	—	324,843	295,728	492,308	(299,195)	813,684
Total revenue	—	1,206,996	296,344	784,341	(299,195)	1,988,486
Rental expenses	—	533,191	(1,884)	284,693	(175,654)	640,346
Cost of sales	—	226,537	96,681	210,319	(288,753)	244,784
Gross profit	—	447,268	201,547	289,329	165,212	1,103,356
Selling, general and administrative expenses	—	336,957	84,152	109,191	(2,150)	528,150
Research and development expenses	—	52,777	28,904	10,517	(110)	92,088
Acquired intangible asset amortization	—	—	40,634	—	—	40,634
Operating earnings	—	57,534	47,857	169,621	167,472	442,484
Non-operating intercompnay transactions	—	128,072	118,107	(236,775)	(9,404)	—
Interest income and other	—	221	12,252	861	(12,515)	819
Interest expense	—	(117,221)	—	(212)	12,515	(104,918)
Foreign currency gain (loss)	—	(8,098)	(29)	4,123	—	(4,004)
Earnings (loss) before income taxes (benefit) and equity in earnings (loss) of subsidiaries	—	60,508	178,187	(62,382)	158,068	334,381
Income tax expense (benefit)	—	24,985	71,173	9,521	—	105,679
Earnings (loss) before equity in earnings (loss) of subsidiaries	—	35,523	107,014	(71,903)	158,068	228,702
Equity in earnings (loss) of subsidiaries	—	35,111	(71,903)	—	36,792	—
Net earnings (loss)	$—	$70,634	$35,111	$(71,903)	$194,860	$228,702
Total comprehensive income (loss)	$—	$73,745	$35,111	$(68,081)	$194,860	$235,635

See accompanying notes to condensed consolidated financial statements.
Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Cash Flows
(in thousands)

	For the period November 4 through December 31, 2011
	Successor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net earnings (loss)	$(114,869)	$(134,273)	$(29,005)	$(50,775)	$214,053	$(114,869)
Adjustments to reconcile net earnings (loss) to net cash provided	299	(1,787,282)	1,296,975	591,299	(63,996)	37,295
Net cash provided by operating activities	(114,570)	(1,921,555)	1,267,970	540,524	150,057	(77,574)
Cash flows from investing activities:
Net additions to property, plant and equipment	—	(38,479)	(6,360)	(46,262)	61,251	(29,850)
Dispositions of assets subject to leveraged lease, net	—	7,435	—	—	—	7,435
Increase in identifiable intangible assets and other non-current assets	—	1,261,578	(1,248,161)	(103,896)	89,262	(1,217)
Cash used to acquire entity	—	(2,611,846)	(1,716,581)	(856,932)	—	(5,185,359)
Net cash used by investing activities	—	(1,381,312)	(2,971,102)	(1,007,090)	150,513	(5,208,991)
Cash flows from financing activities:
Capital contributions from limited partners	1,714,398	—	—	—	—	1,714,398
Distribution to limited partners	(543)	—	—	—	—	(543)
Repayments of long-term debt and capital lease obligations	—	(1,532,652)	(989)	(489)	—	(1,534,130)
Proceeds (payments) on intercompany loans	—	(449,648)	524,668	(75,020)	—	—
Settlement of convertible debt warrants	—	(280,220)	—	—	—	(280,220)
Settlement of convertible debt hedges	—	314,856	—	—	—	314,856
KCI acquisition financing:
Proceeds from B1, B2, 2nd lien notes and unsecured notes	—	4,685,896	—	—	—	4,685,896
Debt issuance costs – 2011 merger financing	—	(106,076)	—	—	—	(106,076)
Purchase of interest rate caps	—	(2,150)	—	—	—	(2,150)
Proceeds (payments) on intercompany investments	(1,598,874)	179,279	1,179,453	540,712	(300,570)	—
Net cash provided (used) by financing activities	114,981	2,809,285	1,703,132	465,203	(300,570)	4,792,031
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(1,925)	—	(1,925)
Net increase in cash and cash equivalents	411	(493,582)	—	(3,288)	—	(496,459)
Cash and cash equivalents, beginning of period	—	636,234	—	75,651	—	711,885
Cash and cash equivalents, end of period	$411	$142,652	$—	$72,363	$—	$215,426

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Cash Flows
(in thousands)

	For the period January 1 through November 3, 2011
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net earnings (loss)	$—	$(40,759)	$2,687	$(139,737)	$368,747	$190,938
Adjustments to reconcile net earnings (loss) to net cash provided	—	61,984	253,684	101,886	(120,524)	297,030
Net cash provided by operating activities	—	21,225	256,371	(37,851)	248,223	487,968
Cash flows from investing activities:
Net additions to property, plant and equipment	—	(81,054)	(7,161)	(68,851)	54,049	(103,017)
Dispositions of assets subject to leveraged lease, net	—	—	—	—	—	—
Increase in identifiable intangible assets and other non-current assets	—	3	(5,209)	(14,434)	—	(19,640)
Net cash used by investing activities	—	(81,051)	(12,370)	(83,285)	54,049	(122,657)
Cash flows from financing activities:
Repayments of long-term debt and capital lease obligations	—	(20,624)	—	(150)	—	(20,774)
Proceeds (payments) on intercompany loans	—	231,843	(178,883)	(77,960)	25,000	—
Proceeds from exercise of stock options and employee stock purchases	—	42,973	—	—	—	42,973
Proceeds from the purchase of stock in ESPP and other	—	8,059	—	—	—	8,059
Excess tax benefit from equity-based payment arrangements	—	2,439	—	—	—	2,439
Purchase of immature shares for minimum tax withholdings	—	(3,855)	—	—	—	(3,855)
KCI acquisition financing:
Debt issuance costs – 2011 merger financing	—	(7,879)	—	—	—	(7,879)
First quarter 2011 refinancing of senior credit facility:
Proceeds from senior credit facility – due 2016	—	146,012	—	—	—	146,012
Payments on senior credit facility – due 2013	—	(123,346)	—	—	—	(123,346)
Purchase of debt issuance costs	—	(14,676)	—	—	—	(14,676)
Proceeds (payments) on intercompany investments	—	206,351	(69,370)	190,291	(327,272)	—
Net cash provided (used) by financing activities	—	467,297	(248,253)	112,181	(302,272)	28,953
Effect of exchange rate changes on cash and cash equivalents	—	—	—	1,018	—	1,018
Net increase in cash and cash equivalents	—	407,471	(4,252)	(7,937)	—	395,282
Cash and cash equivalents, beginning of period	—	228,763	4,252	83,588	—	316,603
Cash and cash equivalents, end of period	$—	$636,234	$—	$75,651	$—	$711,885

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Cash Flows
(in thousands)

	For the year ended December 31, 2010
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net earnings (loss)	$—	$(70,147)	$(117,195)	$(218,904)	$662,330	$256,084
Adjustments to reconcile net earnings (loss) to net cash provided	—	515,557	(79,937)	(40,707)	(298,276)	96,637
Net cash provided by operating activities	—	445,410	(197,132)	(259,611)	364,054	352,721
Cash flows from investing activities:
Net additions to property, plant and equipment	—	(52,187)	(9,309)	(91,537)	77,781	(75,252)
Increase in identifiable intangible assets and other non-current assets	—	(6,011)	(424)	(12,245)	—	(18,680)
Net cash used by investing activities	—	(58,198)	(9,733)	(103,782)	77,781	(93,932)
Cash flows from financing activities:
Repayments of long-term debt and capital lease obligations	—	(222,667)	—	(60)	—	(222,727)
Proceeds (payments) on intercompany loans	—	(151,000)	(2,960)	2,960	151,000	—
Proceeds from exercise of stock options and employee stock purchases	—	12,221	—	—	—	12,221
Proceeds from the purchase of stock in ESPP and other	—	6,540	—	—	—	6,540
Excess tax benefit from equity-based payment arrangements	—	1,505	—	—	—	1,505
Purchase of immature shares for minimum tax withholdings	—	(1,741)	—	—	—	(1,741)
Proceeds (payments) on intercompany investments	—	122,185	211,568	259,082	(592,835)	—
Net cash provided (used) by financing activities	—	(232,957)	208,608	261,982	(441,835)	(204,202)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(1,141)	—	(1,141)
Net increase in cash and cash equivalents	—	154,255	1,743	(102,552)	—	53,446
Cash and cash equivalents, beginning of period	—	74,508	2,509	186,140	—	263,157
Cash and cash equivalents, end of period	$—	$228,763	$4,252	$83,588	$—	$316,603

See accompanying notes to condensed consolidated financial statements.

Condensed Consolidating Parent Company, Co-Issuers,
Guarantor and Non-Guarantor Statement of Cash Flows
(in thousands)

	For the year ended December 31, 2009
	Predecessor
	Centaur Guernsey L.P. Inc. Parent Company	Kinetic Concepts, Inc. and KCI USA, Inc. Borrower	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net earnings (loss)	$—	$70,634	$35,111	$(71,903)	$194,860	$228,702
Adjustments to reconcile net earnings (loss) to net cash provided	—	270,751	(163,783)	(17,943)	69,794	158,819
Net cash provided by operating activities	—	341,385	(128,672)	(89,846)	264,654	387,521
Cash flows from investing activities:						—
Net additions to property, plant and equipment	—	(89,989)	(9,940)	(161,402)	171,480	(89,851)
Business acquired in purchase transaction, net of cash acquired	—	—	(173)	—	—	(173)
Increase in identifiable intangible assets and other non-current assets	—	(161,886)	116,329	(14,586)	(2,751)	(62,894)
Net cash used by investing activities	—	(251,875)	106,216	(175,988)	168,729	(152,918)
Cash flows from financing activities:
Proceeds from revolving credit facility	—	105,000	—	—	—	105,000
Repayments of long-term debt and capital lease obligations	—	(334,000)	—	—	—	(334,000)
Proceeds (payments) from intercompany loans	—	176,000	—	—	(176,000)	—
Proceeds from exercise of stock options and employee stock purchases	—	1,850	—	—	—	1,850
Proceeds from the purchase of stock in ESPP and other	—	5,938	—	—	—	5,938
Excess tax benefit from equity-based payment arrangements	—	1,214	—	—	—	1,214
Purchase of immature shares for minimum tax withholdings	—	(1,419)	—	—	—	(1,419)
Proceeds (payments) on intercompany investments	—	25,032	21,509	210,842	(257,383)	—
Net cash provided (used) by financing activities	—	(20,385)	21,509	210,842	(433,383)	(221,417)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	2,204	—	2,204
Net increase in cash and cash equivalents	—	69,125	(947)	(52,788)	—	15,390
Cash and cash equivalents, beginning of period	—	5,383	3,456	238,928	—	247,767
Cash and cash equivalents, end of period	$—	$74,508	$2,509	$186,140	$—	$263,157

See accompanying notes to condensed consolidated financial statements.